Schedule of Segment Reporting Information, Total Assets by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 1	$ 91,724,878
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 2	88,072,260
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 3	156,538,182
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 4	86,444,794
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 5	99,721,203
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 6	130,706,354
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 7	1,236,137
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 8	1,445,527
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 9	177,353
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 10	179,405,809
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 11	189,238,990
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 12	$ 287,421,889